Share-based Compensation Expenses - Schedule of Assumptions Used to Estimate Fair Value of Option Grant on Date of Grant (Details) - 2008 Plan [Member] - Stock options [Member]	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2019 ¥ / shares	Dec. 31, 2018 ¥ / shares
Assumptions used to estimate the fair value of option grant on the date of grant
Expected volatility (as a percent)	48.05%	49.90%
Risk-free interest rate (per annum) (as a percent)	2.72%	2.97%
Expected dividend yield	0.00%	0.00%
Time to maturity (in years)	10 years	10 years
Fair value of the common share on the date of option grant | (per share)	$ 1.5		¥ 10.42
Minimum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Exercise multiple	2.2	2.2
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%
Fair value of the common share on the date of option grant | (per share)		$ 1.24		¥ 8.54
Maximum [Member]
Assumptions used to estimate the fair value of option grant on the date of grant
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting) (as a percent)	20.00%	20.00%
Fair value of the common share on the date of option grant | (per share)		$ 1.35		¥ 9.31